Registration Nos. 33-47507
                  811-6652

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X


Pre-Effective Amendment No.                                   _____


Post-Effective Amendment No.  11                                X


REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                   X


Amendment No.  13                                               X


                         JULIUS BAER INVESTMENT FUNDS
                       (formerly BJB Investment Funds)

               (Exact name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 297-3600


                               Michael K. Quain
                                  President
              c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                    (Name and Address of Agent for Service)

  --------------------------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box):


_____ immediately upon filing pursuant to paragraph (b)



_____ on (date) pursuant to paragraph (b)


_____ 60 days after filing pursuant to paragraph (a)(1)



On March 1, 1999 pursuant to paragraph (a)(1)


_____ 75 days after filing pursuant to paragraph (a)(2)

_____ on (date) pursuant to paragraph (a)(2) of rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest

                             JULIUS BAER INVESTMENT
                                      FUNDS

                                                                    Prospectus
                                                                   March 1, 1999







                      Julius Baer International Equity Fund
                         Julius Baer Global Income Fund



















         Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                             Contents


                                          The Funds

What every investor                                Julius Baer Investment Funds
should know about
the Funds                                          Risk/Return Summaries
                                                   Investments, Risks,
                                                   Performance and Fees

                                                   Investment Strategies and
                                                     Risks

                                                   The Funds' Management


                                          Your Investment
Information for
managing your                                      Investing in the Funds
Fund account                                       Opening an Account
                                                   Pricing of Fund Shares
                                                   Purchasing Your Shares
                                                   Selling Your Shares
                                                   Distribution and Shareholder Servicing
                                                     Plans

                                                   Distributions and Taxes
                                                   Distributions
                                                   Tax Information


Where to find more information
about Julius Baer Investment Funds        For More Information

                                                   Back Cover

                          JULIUS BAER INVESTMENT FUNDS

Julius Baer Investment Funds (the Trust) is a mutual fund group that currently offers two funds: Julius Baer International Equity Fund and Julius Baer Global Income Fund. Each Fund has a different investment goal and risk level. Bank Julius Baer & Co., Ltd., New York Branch (the Adviser) manages the assets of each Fund.

Each Fund currently offers only Class A shares, although Class B shares have been authorized for each Fund.





                              RISK/RETURN SUMMARIES

Investments, Risks, Performance and Fees

The following information is only a summary of important information that you should know about each Fund. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (SAI) and should be read in addition to this summary.

As with any mutual fund, there is no guarantee that either Fund will achieve its goals. Each Fund's share price will fluctuate and you may lose money when selling shares. A Fund's past performance does not necessarily indicate how that Fund will perform in the future.







         An investment in either of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      Julius Baer International Equity Fund

The Fund's Investment Goal

         Q. What is the Fund's investment goal?

         A. The International Equity Fund seeks long term growth of capital.

Its Principal Investment Strategies

         Q. What is the Fund's principal investment strategy?

         A. The Fund invests in a wide variety of international equity securities issued anywhere in the world, normally excluding the U.S.


The Adviser will choose securities in industries and companies it believes are experiencing favorable demand for their products or services. The Adviser's selection process focuses on growth potential rather than income. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region.

In selecting its investments, the portfolio manager focuses on securities located in at least five different countries, although the Fund may at times invest all of its assets in fewer than five countries. The Fund will normally invest at least 65% of its total assets in no less than three different countries outside the U.S. The Fund will invest a portion of its assets in securities of issuers located in developing countries.

The Fund may also invest in debt securities of U.S. or foreign issuers, including (up to 10%) in high risk and high yield, non-investment grade instruments commonly known as junk bonds.


The Key Risks

You could lose money on your investment in the Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:

o Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market;

o Foreign Investing Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility, uncertain political conditions and other factors.

o The use of futures, options and forward contracts exposes the Fund to additional investment risks and transaction costs. These are described more fully in the SAI.

The bar chart shown below indicates the risks of investing in the International Equity Fund by showing changes in the performance of the Fund's shares from year to year since the Fund commenced operations. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                 [BAR CHART]

                          International Equity Fund*


                                        Calendar Year
                              --------------------------------
                              1994      1995     1996     1997
                              ----      ----     ----     ----

         Total Return       -33.58%    -0.19%   17.66%   15.33%


         *The International Equity Fund's total return for the fiscal year ended October 31, 1998, was 16.10%.

         During the periods shown in the Bar Chart, the highest quarterly return was 10.65% (for the quarter ended June 30, 1997) and the lowest quarterly return was -22.49% (for the quarter ended March 31, 1994).


The table below shows how the Fund's average annual total returns for the periods shown compare to those of the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) and to the Lipper International Equity Fund Index. The MSCI EAFE Index is an unmanaged index that measures stock performance in Europe, Australia and the Far East. The Lipper International Equity Fund Index is a composite index of the annual returns of mutual funds that have an investment style similar to that of the International Equity Fund.

Average Annual Total Returns
(for the periods ended December 31, 1997)


--------------------------------------------------------------------------------
                                    Past One Year       Since Fund's Inception
--------------------------------------------------------------------------------
International Equity Fund              15.33%                    3.69%
--------------------------------------------------------------------------------
MSCI EAFE Index                         1.78%                    6.45%
--------------------------------------------------------------------------------
Lipper International Equity
Fund Index                                %                        %
--------------------------------------------------------------------------------

The Fund's Fees and Expenses

                  Shareholder Fees - fees paid directly from your investment

                  There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12.00 fee. (Your bank may also charge you a fee for receiving wires.)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
      Annual Fund Operating Expenses - expenses that are
      deducted from fund assets
--------------------------------------------------------------------------------
      Management Fees                                              1.00%
--------------------------------------------------------------------------------
      Distribution and/or Service (12b-1) Fees                     0.25%
--------------------------------------------------------------------------------
      Other Expenses                                               0.84%
--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses                         2.09%
--------------------------------------------------------------------------------










Example of Effect of the Fund's Operating Expenses

The following Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------
     1 Year          3 Years         5 Years         10 Years
     ------          -------         -------         --------
---------------------------------------------------------------------
      $212            $655            $1,124          $2,421
---------------------------------------------------------------------

                         Julius Baer Global Income Fund

The Fund's Investment Goal

         Q. What is the Fund's investment goal?

         A. The Global Income Fund seeks to maximize current income consistent with the protection of principal.

Its Principal Investment Strategies

         Q. What is the Fund's principal investment strategy?

         A. The Fund invests in a non-diversified portfolio of fixed-income securities of issuers located anywhere in the world, including the U.S. The Fund invests primarily (at least 65% of total assets) in high quality fixed-income securities consisting of bonds, debentures and notes. The securities in which the Fund invests may be issued by governments, supranational entities or corporations.


The Adviser chooses individual investments based on many factors such as yield, duration, maturity, classification and quality. The Adviser also considers the local economy and political environment, expected movements in interest rates, the strength and relative value of a particular currency, and the supply of a type of security relative to expected demand.

[The Adviser expects the Fund to have a duration of approximately four years.]

The Fund will normally invest in the securities of issuers located in at least three different countries. The Fund will invest less than 40% of its total assets in any one country other than the U.S.

The Fund will invest less than 25% of its total assets in securities issued by:
    - any one foreign government, its agencies, instrumentalities, or political subdivisions;
    -  supranational entities as a group.


The Key Risks

As a non-diversified investment company, the Global Income Fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers than a diversified fund and, as a result, may be subject to greater risk with respect to its portfolio securities.

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

o Interest Rate Risk: the possibility that the Fund's investments in fixed-income securities will lose value because of changes in interest rates;

o Foreign Investing Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility, uncertain political conditions and other factors.

o The use of futures, options and forward contracts exposes the Fund to additional investment risks and transaction costs. These are described more fully in the SAI.

The bar chart shown below indicates the risks of investing in the Global Income Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund commenced operations. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                 [BAR CHART]

                             Global Income Fund*


                                              Calendar Year
                              ------------------------------------------
                              1993      1994      1995     1996     1997
                              ----      ----      ----     ----     ----

         Total Return        11.47%    -6.61%    19.15%    5.73%    2.83%


         *The Global Income Fund's total return for the fiscal year ended October 31, 1998, was 9.43%.

         During the periods shown in the Bar Chart, the highest quarterly return was 6.98% (for the quarter ended March 31, 1995) and the lowest quarterly return was -3.63% (for the quarter ended June 30, 1994).

The table below shows how the Fund's average annual returns for the periods shown compare to those of a benchmark composed of 50% of the Salomon Brothers 3-7 Year World Government Bond Index and 50% of the Lehman Brothers Intermediate Government/Corporate Index. The Salomon Brothers 3-7 Year World Government Bond Index is a ________________________. The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged composite of intermediate duration consisting of publicly-issued, fixed-rate, non-convertible domestic bonds.

Average Annual Total Returns
(for the periods ended December 31, 1997)


------------------------------------------------------------------------------------------------------------------
                                                 Past One Year         Past Five Years          Since Fund's
                                                 -------------         ---------------           Inception
                                                                                                 ---------
------------------------------------------------------------------------------------------------------------------
Global Income Fund                                   2.83%                  6.15%                   6.26%
------------------------------------------------------------------------------------------------------------------
50% Salomon Brothers 3-7 Year                        4.90%                  7.51%                   7.46%
World Government Bond Index/ 50%
Lehman Brothers Intermediate
Government/Corporate Index
------------------------------------------------------------------------------------------------------------------

The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Income Fund.

                  Shareholder Fees - fees paid directly from your investment

                  There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12.00 fee. (Your bank may also charge you a fee for receiving wires.)


--------------------------------------------------------------------------------
       Annual Fund Operating Expenses (expenses that are
       deducted from fund assets)
--------------------------------------------------------------------------------
       Management Fees                                               0.65%*
--------------------------------------------------------------------------------
       Distribution and/or Service (12b-1) Fees                      0.25%
--------------------------------------------------------------------------------
       Other Expenses                                                0.93%
--------------------------------------------------------------------------------
       Total Annual Fund Operating Expenses                          1.83%
--------------------------------------------------------------------------------

       * Commencing on September 1, 1998, the Adviser agreed to waive half of the Management Fee charged to the Global Income Fund. Net of this waiver Total Annual Fund Operating Expenses would have been reduced to 1.77%. The Adviser can end the waiver at any time.







Example of Effect of the Fund's Operating Expenses

The following Example is intended to help you compare the cost of investing in the Global Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
         1 Year           3 Years          5 Years         10 Years
         ------           -------          -------         --------
--------------------------------------------------------------------------------
          $186             $576              $990           $2,148
--------------------------------------------------------------------------------

                         INVESTMENT STRATEGIES AND RISKS

                      Julius Baer International Equity Fund

The Fund's investment goal

The International Equity Fund seeks long term growth of capital.

The Fund's investment strategies

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks, convertible securities and preferred stocks of foreign issuers of all sizes. The Fund will not normally invest in the securities of U.S. issuers. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.

The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as European Currency Units and the Euro. To attempt to protect the Fund against a decline in the value of portfolio securities due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges which may decrease or offset any losses from such fluctuations.

The Fund may invest up to 10% of its total assets in equity warrants and interest rate warrants. Equity warrants give the Fund the right to buy newly issued securities of a company at a fixed price. Interest rate warrants give the Fund the right to buy or sell a specific bond issue or interest rate index at a set price.

The Fund may invest in American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) issued by sponsored or unsponsored facilities. ADRs are usually issued by a U.S. bank or trust company and traded on a U.S. exchange. GDRs may be issued by institutions located anywhere in the world and traded in any securities market. EDRs are issued in Europe and used in bearer form in European markets.

Depository Receipts:
     receipts, typically issued by a bank or trust company, which represent ownership of underlying securities issued by a foreign company and held by the bank or trust company.

Most of the purchases and sales made by the Fund will be made in the primary trading market for the particular security. The primary market is usually in the country in which the issuer has its main office. The Fund will generally invest in large and well established companies, but may also invest in smaller emerging growth companies.

When the Fund invests in fixed-income securities it will limit such investments to securities of U.S. companies, the U.S. government, foreign governments, U.S. and foreign governmental entities and supranational organizations. When the Fund invests in such fixed-income securities it may earn increased investment income (which would subject shareholders to tax liability when distributed), the Fund would be foregoing market advances or declines to the extent it is not invested in equity markets.

The Fund may also invest up to 5% of its total assets in gold bullion and coins which earn no investment income but are regularly traded in the market.

                         Julius Baer Global Income Fund

The Fund's investment goal

The Global Income Fund seeks to maximize current income consistent with the protection of principal.

The Fund's principal investment strategy

The Fund seeks to achieve its goal by investing primarily in a non-diversified portfolio of fixed-income securities (generally bonds, debentures and notes) of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.

Non-diversified:
     because it is non-diversified the Global Income Fund may invest a larger portion of its assets in the securities of a smaller number of issuers. Nevertheless, the Fund will buy no more than 10% of the voting securities, no more than 10% of the securities of any class and no more than 10% of the debt securities of any one issuer (other than the U.S. government).

The Adviser expects that the Global Income Fund will have a duration of approximately four years. Depending on market conditions, longer-term fixed-income securities may provide more income than securities available for purchase at a future time. Longer-term fixed-income securities can also have higher fluctuations in value. If the Fund holds such securities, the value of the Fund's shares may fluctuate more in value as well.

Duration:
     duration takes into account the pattern of a securities cash flow over time, including how cash flow is affected by prepayments and interest rate changes. This is a better indicator than maturity which generally measures only the time until payment is due.

The Fund may buy fixed-income obligations consisting of bonds, debentures and notes issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or political subdivisions, as well as supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the World Bank) or the European Investment Bank. The Fund may, at times, invest a significant proportion of its assets in mortgage-backed securities. The Fund also may purchase debt obligations of U.S. or foreign corporations issued in a currency other than U.S. dollars.

The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as European Currency Units and the Euro. To attempt to protect the Fund against a decline in the value of portfolio securities due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges which may decrease or offset any losses from such fluctuations.

The Fund will invest in fixed-income securities rated at the time of purchase "A" or better by Moody's Investors Service, Inc. or Standard & Poor's Rating Service. If a security is downgraded below "A," the Adviser intends to dispose of the security within a reasonable time period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

Equivalent or unrated:
     the Fund may invest in securities with equivalent ratings from another recognized rating agency and non-rated issues that the Adviser believes are comparable in quality.

                                     General

Can a Fund depart from its normal strategies?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not be actively pursuing its investment goals.

The Funds at a glance

The following two tables can give you a quick basic understanding of the types of securities each Fund tends to invest in and some of the risks associated with each Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

How can I tell, at a glance, which types of securities a Fund might invest in?

         The following table shows the main types of securities in which each Fund generally will invest.

--------------------------------------------------------------------------------------------------------
                                                     International Equity Fund       Global Income Fund
--------------------------------------------------------------------------------------------------------
Financial Instruments
--------------------------------------------------------------------------------------------------------
     Invests in foreign stocks                                    o
--------------------------------------------------------------------------------------------------------
     Invests in investment grade debt securities                  o                           o
--------------------------------------------------------------------------------------------------------
     Invests in below-investment grade debt securities            o
--------------------------------------------------------------------------------------------------------
     Invests in foreign debt securities                           o                           o
--------------------------------------------------------------------------------------------------------
     Invests in convertible securities and bonds with             o                           o
      warrants attached
--------------------------------------------------------------------------------------------------------
     Invests in futures contracts                                 o                           o
--------------------------------------------------------------------------------------------------------
     Invests in forward currency contracts                        o                           o
--------------------------------------------------------------------------------------------------------
     Invests in mortgage-backed securities                                                    o
--------------------------------------------------------------------------------------------------------
Investment Techniques
--------------------------------------------------------------------------------------------------------
     Invests in securities of developing countries                o                           o
--------------------------------------------------------------------------------------------------------


How can I tell, at a glance, a Fund's key risks?

         The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below.

--------------------------------------------------------------------------------------------------------
                                                      International Equity Fund      Global Income Fund
--------------------------------------------------------------------------------------------------------
Market Risk                                                       o
--------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                o                           o
--------------------------------------------------------------------------------------------------------
   Mortgage-Backed Securities                                                                 o
--------------------------------------------------------------------------------------------------------
Credit Risk                                                       o                           o
--------------------------------------------------------------------------------------------------------
   Below-Investment Grade Securities                              o
--------------------------------------------------------------------------------------------------------
Foreign Investing Risk                                            o                           o
--------------------------------------------------------------------------------------------------------
   Developing Country Risk                                        o                           o
--------------------------------------------------------------------------------------------------------
   Political Risk                                                 o                           o
--------------------------------------------------------------------------------------------------------


Risks of investing in the Funds

Market Risk. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

Interest Rate Risk. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

         Mortgage-Backed Securities. Payments from the pool of loans underlying a Mortgage-backed security may not be enough to meet the monthly payments of the Mortgage-backed security. If this occurs the Mortgage-backed security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a Mortgage-backed security and will affect the average life of the Mortgage-backed security held by the a Fund. Mortgage prepayments vary based on several facts including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-backed securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

Credit Risk. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of Investment Grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

         Below-Investment Grade Securities. Below-Investment Grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in Below-Investment Grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of Below-Investment Grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for Below-Investment Grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Below-Investment Grade securities can also be more difficult to sell for good value.

Foreign Investing. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

         Developing Country Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

         Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

Year 2000 Risk

Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information and data for the year 2000 and beyond. The Funds have been informed that the Adviser and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Funds are dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (1) the Year 2000 plans of the Adviser and the Funds' other service providers will not be completed by December, 1999, and (2) the costs currently associated with the implementation of their plans will have a material adverse impact on the business, operations or financial condition of the Funds or their service providers.



In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.



The Funds and the Adviser will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.


Euro Risk

Beginning January 1, 1999, countries participating in the European Monetary Union began converting their currencies into a new currency unit called the Euro. The conversion to the Euro, which will continue in stages through 2002, is expected to reshape the financial markets, banking systems, and monetary policies in Europe and other parts of the world and could adversely affect the Funds' investments in those markets.

                              THE FUNDS' MANAGEMENT

Investment Adviser

Each Fund is managed by Bank Julius Baer & Co., Ltd., New York Branch located at 330 Madison Avenue, New York, New York 10017.

The Adviser is the New York branch of a Swiss bank that has over 50 years experience in international and global portfolio experience. As of October 31, 1998, the Adviser had $______ billion in assets under management.

The Adviser is responsible for running all of the operations of the Funds, except for those that are subcontracted to the custodian, transfer agent or administrator.

Each Fund pays the Adviser a fee for its services. The fee paid by each Fund for the fiscal year ended October 31, 1998 is shown in the table below.

      -----------------------------------------------------------------
      Fund                              Fee (as a % of average daily
                                        net assets)
      -----------------------------------------------------------------
      International Equity Fund         0.75%
      -----------------------------------------------------------------
      Global Income Fund                0.58%
      -----------------------------------------------------------------

Prior to July 1, 1998 the Julius Baer Global Income Fund was advised by Julius Baer Investment Management Inc., an affiliate of the Adviser. The advisory fee rate did not change as a result of the change in adviser.

Portfolio Management of the Funds

Richard Pell, Chief Investment Officer and First Vice President of the Adviser since January 1995, has been primarily responsible for management of the International Equity Fund's assets since March 1995 and, since July 1, 1998, has been primarily responsible for management of the Global Income Fund's assets. Prior to joining the Adviser, he was Vice President and head of Global Fixed-Income at Bankers Trust Company.

Rudolph-Riad Younes, CFA, Vice President and Senior Equity Portfolio Manager with the Adviser since September 1993, has been co-managing the International Equity Fund with Mr. Pell since April 1995. Prior to joining the Adviser, he was an Associate Director at Swiss Bank Portfolio Management International from 1991 to 1993.

Karen Arrese, Vice President and Global Fixed-Income Specialist with the Adviser since July 1998, has been co-managing the Global Income Fund with Mr. Pell since July 1998. Prior to joining the Adviser, she was a Proprietary Interest Rate and Currency Trader for Chase Manhattan Bank and prior to that, Global Portfolio Manager at Standish, Ayer & Wood, Inc.

                             INVESTING IN THE FUNDS

Opening An Account

To invest in the Funds, you must first complete and sign an account application. A copy of the application is included with this Prospectus. You can also get an account application by calling 1-800-435-4659 or by writing to the Funds' Transfer Agent, Unified Fund Services, Inc. ("Unified")at:

         Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, Indiana 46206-6110
         Attention: Julius Baer Investment Funds

Completed and signed account applications may be mailed to Unified at the above address.

You can also invest in the Funds through your broker. If your broker does not have a relationship with Unified Management Corporation, the Funds' distributor (Distributor), you may be charged a transaction fee.

> Investor Alert: The Funds may choose to refuse any purchase order.


Retirement Plans. For information about investing in the Funds through a tax-deferred retirement plan, such as an Individual Retirement Account (IRA), self-employed retirement plan (H.R.10), a Simplified Employee Pension IRA (SEP-IRA) or a profit sharing and money purchase plan, an investor should telephone the Distributor at 1-800-362-2863 or write to Unified at the address set forth above.


> Investor Alert: You should consult your tax adviser about the establishment of retirement plans.


Pricing of Fund Shares

Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV per share, generally using market prices, by dividing the total value of the Fund's net assets by the number of the shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received and accepted by the Distributor. The offering price is the NAV.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the mean of the current quoted bid and asked prices.

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Trustees or its delegate might adjust the fair market value.


Purchasing Your Shares

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required as well as to learn about the various ways you can purchase your shares.

       ------------------------------------------------------------------------
                                                             Additional
       Type of Investment        Initial Investment          Investment
       ------------------------------------------------------------------------
       Regular account                  $2,500                 $1,000
       ------------------------------------------------------------------------
       Tax deferred                      $500                   $500
       retirement plan other
       than an IRA
       ------------------------------------------------------------------------
       Individual                        $100                   $100
       Retirement Account
       ------------------------------------------------------------------------

You can invest in Fund shares in the following ways:

                     --------------------------------------------------------------------------------------
                     Opening an account                          Adding to your account
                     --------------------------------------------------------------------------------------
   o Through A       o You can purchase shares through a         o You may add to an account established
    Broker           broker that has a relationship with the     through any broker either by contacting
                     Distributor.                                your broker or directly through Unified
                                                                 by using one of the methods described
                     If you buy shares through a broker, the     below.
                     broker is responsible for forwarding your
                     order to Unified in a timely manner.

                     If you place an order with a broker by
                     4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading, and the order is received by Unified by the end of its business day, you will receive that day's price.

                     o You may also be able to purchase shares through a broker that does not have a relationship with the Distributor. Orders from such a broker received by Unified by 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading will be effected that day. You may be charged a transaction fee by your broker.

   o By Check        o Please make your check (in U.S.
                     dollars) payable to the Julius Baer
                     Investment Funds or the Fund in which you
                     are investing.

                     o Send your check with the completed        o Make your check payable to the Julius
                     account application to:                     Baer Investment Funds or the Fund in
                                                                 which you are investing.
                     Julius Baer Investment Funds
                     P.O. Box 6110
                     Indianapolis, Indiana 46206-6110            o Write your account number and Fund on
                                                                 the check.

                     Your application will be processed subject to your check clearing.

                                                                 o Mail your check directly to the Fund at
                                                                 the address shown here.


                     --------------------------------------------------------------------------------------
   o By Wire         o First, telephone the Distributor at       o Refer to wire instructions for opening
                     (800) [    -       ] to notify the          an account.
                     Distributor that a bank wire is being
                     sent.  A bank wire received by 4:00 p.m.    o Specify in the wire:  (1) the name of
                     (Eastern time) on a day when the NYSE is    the Fund, (2) the account number, and (3)
                     open for regular trading will be effected   your name.  If Unified receives the
                     that day.                                   federal funds before the close of regular
                                                                 trading of the NYSE on a day the NYSE is
                     o Transfer funds by wire to the following   open for regular trading, your purchase
                     address:                                    of Fund shares will occur as of that day.

                     [Boston Safe Deposit & Trust Company
                     ABA 011001234
                     Global Income Fund DDA No. 166987
                     International Equity Fund DDA No. 166995]

                     o Specify in the wire:  (1) the name of
                     the Fund, (2) the account number which
                     Unified assigned to you, and (3) your
                     name.

                     --------------------------------------------------------------------------------------

   o By
   Exchange          o First, you should follow the procedures           o You may exchange your Fund shares for
                     under "By Check" or "By Wire" in order to           shares of the other Fund described in
                     get an account number for Fund(s) which this        Prospectus at their respective NAVs.
                     you do not currently own shares of, but
                     which you desire to exchange shares into.
                                                                         o You should review the disclosure
                     o You may exchange shares of a Fund for             provided in this Prospectus relating to the
                     shares of the other Fund at their respective        exchanged-for shares carefully before
                     respective NAVs.                                    making an exchange of your Fund shares.

                     o You should review the disclosure provided in this Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

                     ------------------------------------------------------------------------------------------------

   o Through         o You may invest in each Fund through
   Retirement        various Retirement Plans.  The Funds'
   Plans             shares are designed for use with certain types of tax
                     qualified retirement plans including defined benefit and
                     defined contribution plans.

                     o For further information about any of the plans, agreements, applications and annual fees, contact Unified or your financial adviser.

                     ------------------------------------------------------------------------------------------------

More information about wire transfers: A $12.00 service charge is imposed on shareholders for effecting wire transfers.

More information about exchanges:

         > Special Tax Consideration: For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

o  Automatic Investment Plan

You can pre-authorize monthly or quarterly investments of $100 or more in each Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate portion of an account application or separate forms to do this. Contact your broker or the Distributor for more information.

o  Processing Organizations

You may also purchase shares of the International Equity Fund through a "Processing Organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The International Equity Fund has authorized certain Processing Organizations to accept purchase and sales orders on its behalf. Before investing in a Fund through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:
           o charge a fee for its services
           o act as the shareholder of record of the shares
           o set different minimum initial and additional investment requirements
           o impose other charges and restrictions
           o designate intermediaries to accept purchase and sales orders on the Fund's behalf

The Fund considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order. These orders will be priced based on the Fund's NAV determined after such order is accepted.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Fund. Certain Processing Organizations may receive compensation from the Fund, the Adviser or their affiliates.


Selling Your Shares

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is accepted before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares your sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

                              --------------------------------------------------
o By Telephone                o You can sell or exchange your shares over the
                              telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the New Account Application Form.

                              o To sell your Fund shares by telephone call
                              [(800) 435-4659] between the hours of 9:00 a.m.
                              and 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading. You will be asked:

                                      o the name of the Fund from which the sale
                                        is to be made;
                                      o your account number;
                                      o your name as it exists on the Fund's
                                        records; and
                                      o the number of shares or dollar amount to
                                        be sold.
                              --------------------------------------------------

                              --------------------------------------------------
 o By Mail                    o To sell your Fund shares by mail you must write
                              to Unified at:

                                      Unified Fund Services, Inc.
                                      P.O. Box 6110
                                      Indianapolis, Indiana  46206-6110
                                      Attention: Julius Baer Investment Funds

                              o specify the name of the Fund from which the sale is to be made;
                              o indicate the number of shares or dollar amount to be sold;
                              o include your name and account number; and
                              o sign redemption request exactly as the Shares are registered.
                              --------------------------------------------------

         > Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner.

Signature guarantees: Some circumstances (e.g., changing the bank account designated to receive sale proceeds) require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

Telephone sales: If we receive your share sale request before 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed that day. Otherwise it will occur on the next business day.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Unified.

In order to protect your investment assets, Unified intends to only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable for those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions.

o  Low Account Balances

Unified may sell your Fund shares if your account balance falls below $1,000 as a result of redemptions that you have made (as opposed to a reduction from market changes). [This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA).] Unified will let you know that your shares are about to be sold and you will have 60 days to increase your account balance to more than $1,000.

         > Special consideration: Involuntary sales may result in sale of your Fund shares at a loss or may result in taxable investment gains.


o  Receiving Sale Proceeds

Unified will forward the proceeds of your sale to you within seven days.

Fund shares purchased by check: If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 10 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

         > It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.

Redemptions in kind: The Funds reserve the right to redeem your shares by giving you securities from the Funds' portfolios under certain circumstance, generally in connection with very large redemptions.


Distribution and Shareholder Servicing Plans

Each Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act for its Shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Shares and for services provided to holders of the Shares.

         Under the plan, each Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to the shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.


                             DISTRIBUTIONS AND TAXES

Distributions

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when income dividends are declared and paid for each Fund.

--------------------------------------------------------------------------------
Fund                              Dividends Declared          Dividends Paid
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund         Annually                    Annually
--------------------------------------------------------------------------------
Global Income Fund                Monthly                     Monthly
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.


Tax Information

Distributions: Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.

Ordinary Income: Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Long-Term Capital Gains: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

Statements and Notices: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior taxable year.

> Special tax consideration: You should consult with your tax adviser to address your own tax situation.

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

Annual/Semi-Annual Reports: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In the Funds' annual report, you will also find certain financial highlight information which is legally a part of this prospectus.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds' transfer agent at:


Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204-1897
(800) 435-4659


You can view the Funds' SAI and the reports at the Public Reference Room of the Securities and Exchange Commission (SEC).

For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-6009. You can also call 1-800-SEC-0330.

You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.



                                   Julius Baer
                                Investment Funds


                            Julius Baer International
                                   Equity Fund

                            Julius Baer Global Income
                                      Fund









                                        Investment Company Act file no.
                                        811-6652

                          JULIUS BAER INVESTMENT FUNDS
                        (formerly BJB Investment Funds)

                     Julius Baer International Equity Fund
                         Julius Baer Global Income Fund


                      STATEMENT OF ADDITIONAL INFORMATION
                                 March 1, 1999

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Julius Baer Investment Funds dated March 1, 1999.

Financial Statements are incorporated by reference into this SAI from the Funds' most recent annual report.

You can get a free copy of the Prospectus for the Julius Baer Investment Funds or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting the Transfer Agent at:


                          Unified Fund Services, Inc.
                           431 N. Pennsylvania Street
                        Indianapolis, Indiana 46204-1897
                                 (800) 435-4659


You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission.

You can get text-only copies:

           For a fee by writing to or calling the Public Reference Room o f the Commission, Washington, D.C. 20549-6009.
           Telephone:  1-800-SEC-0330.

           Free from the Commission's Internet website at http:/www.sec.gov

                                    Contents
                                    --------

                                                                       Page
The Trust and the Funds

Description of the Funds, Their Investments and Risks

Common Investment Strategies

Investment Policies

Management of the Trust

Capital Stock

Additional Purchase and Redemption Information

Additional Information Concerning Exchange Privilege

Additional Information Concerning Taxes

Calculation of Performance Data

Independent Auditors

Counsel

Financial Statements

Appendix

                            THE TRUST AND THE FUNDS

         Julius Baer Investment Funds (the "Trust") is composed of two funds: the Julius Baer International Equity Fund (the "Equity Fund") and the Julius Baer Global Income Fund (the "Income Fund") (each, a "Fund" and collectively, the "Funds").

         The Trust was formed as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 30, 1992 and amended on June 22, 1992, September 16, 1993, January 1, 1995 and July 1, 1998 (the "Trust Agreement"). On July 1, 1998, the Trust changed its name from BJB Investment Funds to Julius Baer Investment Funds. At the same time, the name of each of the BJB International Equity Fund and the BJB Global Income Fund was changed to Julius Baer International Equity Fund and the Julius Baer Global Income Fund.

         The Prospectus, dated March 1, 1999, provides the basic information investors should know before investing, and may be obtained without charge by calling Unified Fund Services, Inc. (the "Transfer Agent") at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Income Fund is a non-diversified, open-end management investment company. The Equity Fund is a diversified open-end management company.

PORTFOLIO INVESTMENTS

INCOME FUND. The Income Fund may invest in a wide variety of fixed-income securities issued anywhere in the world, including the United States. The Income Fund may purchase debt obligations consisting of bonds, debentures and notes issued or guaranteed by the United States or foreign governments, their agencies, instrumentalities or political subdivisions, as well as supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the "World Bank") or the European Investment Bank. The Income Fund also may purchase debt obligations of U.S. or foreign corporations that are issued in a currency other than U.S. dollars. The Income Fund currently contemplates that it will invest in obligations denominated in the currencies of a variety of countries, including, but not limited to, Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Indonesia, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, South Africa, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Income Fund may invest in securities issued in multi-national currency units, such as European Currency Units ("ECUs"), which is a composite of the currencies of several European countries. The Income Fund may also invest in the single European currency (the "Euro"). In order to seek to protect against a decline in value of the Income Fund's assets due to fluctuating currency values, the Income Fund intends to engage in certain hedging strategies, as described under "Common Investment Strategies" below.

         In selecting particular investments for the Income Fund, the Adviser will seek to mitigate investment risk by limiting its investments to quality fixed-income securities. The Income Fund may not invest in governmental or corporate bonds rated at the time of purchase below "A" by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Service, a division of McGraw-Hill Companies ("S&P"). The Income Fund may invest in securities with equivalent ratings from another recognized rating agency and non-rated issues that are determined by the Adviser to have financial characteristics that are comparable and that are otherwise similar in quality to the rated issues it purchases. If a security is downgraded below the minimum rating necessary for investment by the Income Fund, the Income Fund intends to dispose of the security within a reasonable time period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. For a description of the rating systems of Moody's and S&P, see the Appendix to this Prospectus.

         The Adviser will allocate investments among securities of particular issuers on the basis of its views as to the yield, duration, maturity, issue classification and quality characteristics of the securities, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, the Income Fund may seek to take advantage of differences in relative values of fixed-income securities among various countries.


EQUITY FUND. The Equity Fund may invest in a wide variety of international equity securities issued anywhere in the world, normally excluding the United States. The Equity Fund currently contemplates that it will invest in securities denominated in the currencies of a variety of countries, including, but not limited to, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Egypt, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, Korea, Malaysia, Mauritius, Mexico, the Netherlands, New Zealand, Pakistan, Peru, Poland, Portugal, Russia, Singapore, Spain, Sweden, Switzerland, Thailand, the United Kingdom, the United States and Venezuela. The Equity Fund also may invest up to 10% of its total assets in equity warrants and interest rate warrants of international issuers. However, the Equity Fund will not invest more than 2% of its net assets in warrants that are not listed on a recognized U.S. or foreign exchange. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settled in cash. The Equity Fund may invest in securities issued in multi-national currency units, such as ECUs, American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or European Depository Receipts ("EDRs") (collectively, "Depository Receipts"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Equity Fund may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the

Equity Fund's investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. In order to seek to protect against a decline in value of the Equity Fund's assets due to fluctuating currency rates, the Equity Fund intends to engage in certain hedging strategies, as described under "Common Investment Strategies" below.

         The Equity Fund will invest substantially all of its assets in equity securities when the Adviser believes that the relevant market environment favors profitable investing in those securities. Equity investments are selected in industries and companies that the Adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable regulatory and competitive climate. The Adviser's analysis and selection process focuses on growth potential; investment income is not a consideration. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospects for economic growth among countries, regions or geographic areas may warrant consideration in selecting foreign equity securities. Generally, the Equity Fund intends to invest in marketable securities that are not restricted as to public sale. Most of the purchases and sales of securities by the Equity Fund will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. While no assurances can be given as to the specific issuers of the equity securities in which the Fund will invest, the Fund intends to seek out the securities of large well-established issuers. However, the Equity Fund will invest in the equity securities of smaller emerging growth companies when the Adviser believes that such investments represent a beneficial investment opportunity for the Fund.

         Although the Equity Fund normally invests primarily in equity securities, it may increase its cash or non-equity position when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. The Equity Fund may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund's total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the Equity Fund may receive a return on idle cash. The Equity Fund also may invest up to 5% of its total assets in gold bullion and coins, which, unlike investments in many securities, earn no investment income. Since a market exists for such investments, the Adviser believes gold bullion and coins should be considered a liquid investment. The Equity Fund intends to limit its investments in debt securities to securities of U.S. companies, the United States government, foreign governments, domestic or foreign governmental entities and supranational organizations such as the European Economic Community and the World Bank. When the Equity Fund invests in such securities, investment income may increase and may constitute a large portion of the return of the Fund but, under these certain circumstances, the Equity Fund would not expect to participate in market advances or declines to the extent that it would if it remained fully invested in equity securities.

COMMON INVESTMENT STRATEGIES

         In attempting to achieve their investment objectives, the Funds may engage in a variety of investment strategies.

Convertible Securities and Bonds with Warrants Attached

         Each Fund may invest in fixed-income obligations convertible into equity securities, and bonds issued as a unit with warrants. Convertible securities in which a Fund may invest, comprised of both convertible debt and convertible preferred stock, may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock. Neither Fund intends to retain in its portfolio the common stock received upon conversion of a convertible security or exercise of a warrant and will sell such stocks as promptly as it can and in a manner that it believes will reduce the risk to the Fund of a loss in connection with the sale. Neither Fund intends to retain in its portfolio any warrant acquired as a unit with bonds if the warrant begins to trade separately from the related bond.

Money Market Investments

         Each Fund may invest up to 20% of its total assets in short-term investment grade money market obligations. In addition, on occasion, the Adviser may deem it advisable to adopt a temporary defensive posture by investing a larger percentage of its assets in short-term money market obligations. These short-term instruments, which may be denominated in various currencies, consist of obligations of U.S. and foreign governments, their agencies or instrumentalities; obligations of foreign and U.S. banks; and commercial paper of corporations that, at the time of purchase, have a class of debt securities outstanding that is rated A-2 or higher by S&P or Prime-2 or higher by Moody's or is determined by the Adviser to be of equivalent quality. Any short-term obligation rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, the equivalent from another rating service or, if unrated, in the opinion of the Adviser determined to be an issue of comparable quality, will be a permitted investment. For temporary defensive purposes, including during times of international political or economic uncertainty, each Fund could also invest without limit in securities denominated in U.S. dollars through investment in obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities") (including repurchase agreements with respect to such securities).

U.S. Government Securities

         The U.S. government securities in which each Fund may invest consist of: direct obligations of the United States Treasury (such as Treasury bills, Treasury notes and Treasury bonds), and obligations issued by U.S. government agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States (such as securities of the Government National Mortgage Association); instruments that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Currency Hedging Transactions

         The Adviser may seek to limit losses through the use of currency forward contracts, currency and interest rate futures contracts and options on such futures contracts and options on currencies. These strategies will be used for hedging purposes only and not for speculation. Each Fund may attempt to decrease any losses from changes in currency exchange rates by entering into currency hedging transactions in connection with up to 100% of its total portfolio.

Currency and Interest Rate Futures Contracts and Options on Futures

         A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place. Interest rate futures contracts are standardized contracts traded on commodity exchanges involving an obligation to purchase or sell a predetermined amount of debt security at a fixed date and price. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. When deemed advisable by the Adviser, each Fund may enter into currency futures contracts, interest rate futures contracts or related options that are traded on U.S. or foreign exchanges. The Equity Fund also may enter into options contracts relating to gold bullion. Such investments by a Fund will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and market conditions and when the transactions are economically appropriate to the reduction of risks inherent in the management of a Fund. A Fund may not enter into futures contracts and options on futures contracts that are not considered "bona fide" hedges under regulations of the Commodity Futures Trading Commission. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract always will be covered by cash and cash equivalents or other liquid obligations set aside, plus accrued profits held at a Fund's custodian or at the commodity dealer, or a corresponding chart position.

Currency Exchange Transactions and Options on Foreign Currencies

         Each Fund may engage in currency exchange transactions and purchase put and call options on foreign currencies. Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large U.S. or foreign commercial banks) and their customers. The Funds may enter into a forward contract in the following two circumstances:

         (1) When a Fund purchases a foreign currency denominated security for settlement in the near future, it may immediately purchase in the forward market the foreign currency needed to pay for and settle the transaction.

         (2) When the Adviser believes that the currency of a specific country may deteriorate against another currency, a Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be more or less than the value of a Fund's securities denominated in the less attractive currency. While such actions are intended to protect the Funds from adverse currency movements, there is a risk that the currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the U.S. tax status of the Funds as regulated investment companies.

         To support its obligation when a Fund enters into a forward contract to buy or sell currencies, such Fund will either deposit with its custodian in a segregated account cash or other liquid obligations having a value at least equal to its obligation or continue to own or have the right to sell or acquire, respectively the currency subject to the forward contract.

         An option on a foreign currency, which may be entered into on a U.S. or foreign exchange or in the over-the-counter market, gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option.

         Each Fund may also invest in instruments offered by brokers that combine forward contracts, options and securities in order to reduce foreign currency exposure.

Covered Option Writing

         Each Fund may write options to generate current income or as hedges to reduce investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by a Fund has the right to compel such Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by a Fund has the right to purchase from such Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

         Upon the exercise of a put option written by a Fund, such Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, such Fund may suffer an economic loss equal to the excess of the security's market value at the time of the option's exercise over the greater of (i) the Fund's acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.

         The Funds will write only covered options. Accordingly, whenever a Fund writes a call option it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, a Fund will either (1) deposit with its custodian in a segregated account cash, U.S. government securities or other liquid assets having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account).

         Each Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that a Fund has written, an option of the same series as that on which such Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that a Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will write options only if a secondary market for the option exists on a recognized securities exchange or in the over-the-counter market. Option writing for the Funds may be limited by position and exercise limits established by securities exchanges and the National Association of Securities Dealers, Inc. (the "NASD"). Furthermore, a Fund may, at times, have to limit its option writing in order to qualify as a regulated investment company under the Code. Each Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. Each Fund will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by a Fund of options will depend on the Adviser's ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

Purchasing Put and Call Options on Securities

         Each Fund may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. A Fund may utilize up to 2% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 2% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

         Prior to their expirations, put and call options may be sold in closing sale transactions (sales by a Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless and a Fund will lose the premium paid for the option.

Short Sales Against the Box

         Each Fund may make short sales of its portfolio holdings if, at times when a short position is open, a Fund owns the security sold short or owns debt securities convertible or exchangeable into the security sold short. Short sales of this kind are referred to as short sales "against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a Fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. Each Fund will segregate the security sold short or convertible or exchangeable debt securities in a special account with its custodian. Not more than 10% of a Fund's net assets (taken at current value) may be held as collateral for such sales at any one time.

Securities of Other Investment Companies

         Each Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, a fund is permitted to hold securities of another investment company in amounts which
(a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of a fund's total assets and (c) when added to all other investment company securities held by such fund, do not exceed 10% of the value of the fund's total assets. Investors should note that investment by a Fund in the securities of other investment companies would involve the payment of duplicative fees (once with the Fund and again with the investment company in which the Fund invests). Each Fund intends not to invest more than 5% of its total assets in the securities of other investment companies.

Repurchase Agreements

         Each Fund may enter into repurchase agreements on portfolio securities with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during such Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. The Adviser, acting under the supervision of the Trust's Board of Trustees, monitor the creditworthiness of those bank and non-bank dealers with which the Funds enter into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act. Under normal market conditions, a Fund may invest up to 20% of its total assets in repurchase agreements, although, for temporary defensive purposes, a Fund may invest in these agreements without limit.

When-Issued Securities and Delayed Delivery Transactions

         Each Fund may utilize up to 20% of its total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. A Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, although, to the extent the Fund is fully invested, these transactions will have the same effect on net asset value per share as leverage. A Fund may, however, sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if its Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. A Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but will continue to accrue income on a delayed-delivery security it has sold. When-issued securities may include securities purchased on a "when, as and if issued" basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. A Fund will establish a segregated account with its custodian consisting of cash, U.S. government securities or other liquid assets in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments, and will segregate the securities underlying commitments to sell securities for delayed delivery. Placing securities rather than cash in the segregated account may have a leveraging effect on a Fund's net assets.

Rule 144A Securities

         Each Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act ("Rule 144A Securities"). A Rule 144A Security may be considered illiquid and therefore subject to a Fund's 15% limitation on the purchase of illiquid securities, unless the Trust's Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity. The Board of Trustees will consider all factors in determining the liquidity of Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Funds in Rule 144A Securities.

Lending Portfolio Securities

         Each Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. Loans of a Fund's securities may not exceed 33 1/3% of the Fund's net assets. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. government securities that will be maintained at all times in a segregated account with such Fund's custodian in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

         By lending its portfolio securities, a Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A Fund will adhere to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which securities will be maintained by daily marking-to-market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain the right to vote the securities.

High-Yield/High-Risk Bonds

         The Equity Fund may invest up to 10% of its total assets in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. Such bonds may have predominantly speculative characteristics. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

         The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

Unrated Debt Securities

         Both Funds may invest in unrated debt instruments of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Adviser may treat such securities as unrated debt. See the Appendix for a description of bond rating categories.

ADDITIONAL INFORMATION ON INVESTMENT PRACTICES

         Foreign Investments. Investors should recognize that investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Funds will be investing substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.

         The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

         Many of the foreign securities held by the Funds will not be registered with, nor the issuers thereof be subject to reporting requirements of, the Securities and Exchange Commission (the "SEC"). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

         Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Funds of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Funds will avoid investing in countries which are known to experience settlement delays which may expose the Funds to unreasonable risk of loss.

         The interest payable on each Fund's foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Fund's income. Additionally, the operating expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, are higher than those costs incurred by investment companies investing exclusively in U.S. securities, but are not higher than those paid by many other international funds.

         Each Fund will not invest more than 25% or more of its assets in the securities of supranational entities.

         Futures Activities. The Funds may enter into futures contracts for the purchase and sale of fixed-income securities or foreign currencies and purchase or write related options that are traded on foreign as well as U.S. exchanges. These investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Funds and not for purposes of speculation.

         Futures Contracts. A futures contract for the purchase or sale of fixed-income securities provides for the future sale by one party and the purchase by the other party of a certain amount of a specific debt instrument at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place.

         Entering into a futures contract enables a Fund to seek to protect its assets from fluctuations in value without necessarily buying or selling the assets. A Fund may not enter into futures transactions, other than those considered to be "bona fide" hedging by the Commodity Futures Trading Commission, if the sum of the amount of initial margin deposits on its existing futures contracts and premiums paid for unexpired options would exceed 5% of the fair market value of such Fund's total assets, after taking into account unrealized profits and unrealized losses on commodity contracts into which it has entered. A Fund will not use leverage when it enters into long futures or options contracts and for each such long position such Fund will deposit cash, or other liquid obligations, having a value equal to the underlying commodity value of the contract as collateral with its custodian or approved futures commission merchant ("FCM") in a segregated account.

         The purpose of entering into a futures contract is to protect a Fund from fluctuations in value of its portfolio securities without its necessarily buying or selling the securities. Of course, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate but not totally offset the decline in the value of such Fund's assets. No consideration is paid or received by a Fund upon entering into a futures contract. Upon entering into a futures contract, a Fund will be required to deposit in a segregated account with its custodian or approved FCM an amount of cash or other liquid obligations equal to a portion of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to such Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate such Fund's existing position in the contract.

         There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of Bank Julius Baer & Co., Ltd., New York Branch (the "Adviser"), the investment adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities or currencies and movements in the price of the securities which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

         Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of such Fund's securities being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         If a Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance. In addition, in such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

         Options on Futures Contracts. The Funds may purchase and write put and call options on interest rate and foreign currency futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in interest rates and market conditions, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income security futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Funds.

         There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by a Fund's Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

         Currency Hedging Transactions. The value in U.S. dollars of the assets of the Funds that are invested in foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds, therefore, may engage in currency hedging transactions to protect against uncertainty in the level of future exchange rates. Income received from such transactions could be used to pay a Fund's expenses and would increase an investor's total return. The Funds will conduct foreign currency transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency market or through forward foreign exchange contracts to purchase or sell currency. The Funds also are authorized to purchase and sell listed foreign currency options and options on foreign currency futures for hedging purposes.

The following is a description of the hedging instruments the Funds may utilize with respect to foreign currency exchange rate fluctuation risks.

         Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Fund's dealings in forward currency exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions denominated or quoted in that currency or in another currency in which portfolio securities are denominated, the movements of which tend to correlate to the movement in the currency sold forward (the "hedged currency"). A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency or the hedged currency. If a Fund enters into a position hedging transaction, cash or liquid securities will be placed in a segregated account in an amount equal to the value of that Fund's total assets committed to the consummation of the forward contract or the Fund will own the currency subject to the hedge, or the right to buy or sell it as the case may be. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of such Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and take delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

         If a devaluation is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates. In light of the requirements that the Funds must meet to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code") for a given year, the Funds currently intend to limit their gross income from currency transactions to less than 10% of gross income for that taxable year.

         Foreign Currency Options. The Funds may purchase put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires.

         A Fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a Fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, such Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

         Foreign Currency Futures and Related Options. The Funds may enter into currency futures contracts to purchase and sell currencies. They also may purchase options on currency futures. Foreign currency futures are similar to forward currency contracts, except that they are traded on commodities exchanges and are standardized as to contract size and delivery date. In investing in such transactions, a Fund would incur brokerage costs and would be required to make and maintain certain "margin" deposits. A Fund also would be required to segregate assets or otherwise cover, as described above, the futures contracts requiring the purchase of foreign currencies. These limitations are described more fully above under the heading "Futures Activities." Most currency futures call for payment or delivery in U.S. dollars.

         Options on foreign currency futures entitle a Fund, in return for the premium paid, to assume a position in an underlying foreign currency futures contract. An option on a foreign currency futures contract, in contrast to a direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined price at a time in the future.

         Currency futures and related options are subject to the risks of other types of futures activities, as described above. In addition, while the value of currency futures and options on futures can be expected to correlate with exchange rates, it will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated security against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures contracts to the value of the Fund's investments denominated in that currency over time.

         A more detailed discussion of futures contracts and options on futures contracts, including the risks associated with such transactions and certain limitations on the percentage of assets that may be used in such transactions, can be found above under the heading "Futures Activities."

         Options on Securities. In order to hedge against adverse market shifts, a Fund may utilize up to 2% of its total assets to purchase put options on securities and an additional 2% of its total assets to purchase call options on securities, in each case that are traded on foreign as well as U.S. exchanges or in the over-the-counter market. In addition, a Fund may write covered call options and put options on up to 25% of the net asset value of the securities in its portfolio. A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the call options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by a Fund has the right to purchase from such Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period. A Fund may write only covered call options. Accordingly, whenever a Fund writes a call option it will continue to own or have the present right to acquire the underlying security without additional consideration for as long as it remains obligated as the writer of the option.

         The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, a Fund as the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

         So long as the obligation of a Fund as the writer of an option continues, such Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

         An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Funds may purchase and write options on securities on U.S. and foreign securities exchanges or in the over-the-counter market.

         A Fund may realize a profit or loss upon entering into a closing transaction. In cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether such Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

         Although a Fund will generally purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to a Fund. Each Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by its Adviser, are considered to be investment grade. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, a Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

         Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. government securities. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

         In the case of options written by a Fund that are deemed covered by virtue of such Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but a Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

         Additional risks exist with respect to certain of the U.S. government securities for which a Fund may write covered call options. If a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, a Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

         In addition to writing covered options for other purposes, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. A Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Fund will engage in hedging transactions only when deemed advisable by its Adviser. Successful use by a Fund of options will be subject to its Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

         Options on Gold. For hedging purposes, the Equity Fund may purchase put and call options on gold and write covered call options on gold in an amount which, when added to its assets committed to margin and premiums for gold futures contracts and related options, does not exceed 5% of the Equity Fund's net assets. The Equity Fund will only enter into gold options that are traded on a regulated domestic commodities exchange or foreign commodities exchanges approved for this purpose by the Commodity Futures Trading Commission.

         Short Sales "Against the Box." In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale such Fund owns or has the right to obtain an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by such Fund's custodian or qualified sub-custodian. While the short sale is open, a Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute such Fund's long position. Not more than 10% of a Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time.

         The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         Fixed-Income Investments. The performance of the debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. A Fund's share price and yield will also depend, in part, on the quality of its investments. While U.S. government securities are generally of high quality, government securities that are not backed by the full faith and credit of the United States and other debt securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in a Fund's share price will depend on the extent of the Fund's investment in such securities.

         U.S. Government Securities. The Funds may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Funds also may invest in instruments that are supported by the right of the issuer to borrow from the United States Treasury and instruments that are supported by the credit of the instrumentality. Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

         Securities of Other Investment Companies. The Funds may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). Presently, under the 1940 Act, a fund is permitted to hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. However, a Fund does not intend to invest more than 5% of its assets in the securities of other investment companies.

         Repurchase Agreements. A Fund may engage in repurchase agreement transactions by investing up to 20% of its total assets with respect to any securities in which it invests. A Fund will enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers, including its administrator. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

         When-Issued Securities and Delayed Delivery Transactions. A Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 30-45 days. A Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if its Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

         When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or other liquid obligations equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         Convertible Securities. Convertible securities in which a Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

         International Warrants. The Equity Fund may invest up to 10% of its total assets in warrants of international issuers. The Equity Fund's holdings of warrants will consist of equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers. Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time the Equity Fund acquires an equity warrant convertible into a warrant, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock.

         Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. The Equity Fund will not buy bonds with warrants attached. Most warrants trade in the same currency as the underlying stock ("domestic warrants"), but also may be traded in different currency ("euro-warrants"). Equity warrants are traded on a number of European exchanges, principally in France, Germany, Japan, Netherlands, Switzerland and the United Kingdom, and in over-the-counter markets. Since there is a readily available market for these securities, the Equity Fund Adviser believes that international warrants should be considered a liquid investment.

         Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

         Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer's group or by a custodian or other fiduciary for the holders of the covered warrants.

         Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

         Long term options operate much like covered warrants. Like covered warrants, long term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long term options have an initial period of one year or more, but generally have terms between three and five years. At present, long term options are traded only in the Netherlands, where a distinct market does not exist. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations.

         The Equity Fund will acquire only covered warrants, index warrants, interest rate warrants and long term options issued by entities deemed to be creditworthy by its Adviser, who will monitor the creditworthiness of such issuers on an on-going basis. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof). To reduce this risk, the Equity Fund will limit its holdings of covered warrants, index warrants, interest rate warrants and long term options to those issued by entities that either have a class of outstanding debt securities that is rated investment grade or higher by a recognized rating service or otherwise are considered by its Adviser to have the capacity to meet their obligations to the Equity Fund.

INVESTMENT LIMITATIONS

         The investment limitations numbered 1 through 11 have been adopted by the Trust with respect to each Fund as fundamental policies and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment limitations 12 through 15 may be changed by a vote of the Board of Trustees at any time.

         A Fund may not:

         1. Borrow money or issue senior securities except that a Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund's assets.

         2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

         3. Make loans, except that the Fund may purchase or hold publicly distributed fixed-income securities, lend portfolio securities in an amount not exceeding 33-1/3% of the Fund's net assets and enter into repurchase agreements.

         4. Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in real estate limited partnerships, oil, gas or mineral exploration or development programs or oil, gas and mineral leases, except that the Fund may invest in (a) fixed-income securities secured by real estate, mortgages or interests therein,
(b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs and (c) futures contracts and related options and options on currencies. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

         6. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales "against the box."

         7. Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase or write options on securities, indices and currencies and (b) purchase or write options on futures contracts.

         8. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

         9. Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities.

         10. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

         11. Invest more than 15% of the value of the Fund's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

         12. Purchase any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         13. Purchase or retain securities of any company if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer or director of its Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

         14. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of each Fund's net assets (10% in the case of the Equity Fund) of which not more than 2% of each Fund's net assets may be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

         15. Invest in oil, gas or mineral leases.

         A Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should a Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, such Fund will revoke the commitment by terminating the sale of Fund shares in the state involved. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.


                            MANAGEMENT OF THE TRUST

Board of Trustees

         Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser and administrator. The day-to-day operations of the Funds are delegated to their Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

Trustees and Officers

         The names of the Trust's Trustees and executive officers, their addresses, birthdates, principal occupations during the past five years and other affiliations are set forth below.


Harvey B. Kaplan*                                Trustee                   Controller (Chief Financial Officer),
80 Voice Road                                                              Easter Unlimited, Inc., May 1990 -
Carle Place, New York 11514                                                present (toy company).
Birthdate: 09/22/37

Robert S. Matthews                               Trustee                   Partner of Matthews & Co.
331 Madison Avenue                                                         (certified public accountants).
8th Floor
New York, New York 10017
Birthdate: 10/16/43

Gerard J.M. Vlak                                 Trustee                   Retired
181 Turn of the River Road #7
Stamford, Connecticut 06905
Birthdate: 09/28/33

Martin Vogel**                                   Trustee                   Director of Legal and Tax, Julius Baer
Julius Baer Investment Funds Services                                      Investment Fund Services, Ltd., 1996 to
Freighutstrasse 40                                                         present; Attorney, Schaufelberger & van
Postfach CH - 8010                                                         Hoboken, 1994 - 1996; Attorney, Rohner
Zurich, Switzerland                                                        & Partner, 1993 - 1994; Director, The
Birthdate: 09/29/63                                                        European Warrant Fund, Inc. 1997 -
                                                                           present; Secretary of the Board of
                                                                           Directors of the Luxembourg domiciled
                                                                           investment companies

Peter Wolfram                                    Trustee                   Partner in the law firm of Kelley Drye &
101 Park Avenue                                                            Warren.
New York, New York 10178
Birthdate: 04/02/53

Bernard Spilko                                   Chairman                  General Manager & Senior Vice President
Bank Julius Baer & Co., Ltd.                                               of Bank Julius Baer & Co., Ltd., New
330 Madison Avenue                                                         York Branch; Managing Director of Julius
New York, New York 10017                                                   Baer Securities Inc.; Chairman of The
Birthdate: 08/11/41                                                        European Warrant Fund, Inc.


Michael K. Quain                                 President, Treasurer,     Vice President of Bank Julius Baer &
Bank Julius Baer & Co., Ltd.                     Chief Financial Officer   Co., Ltd., New York Branch; Julius Baer
330 Madison Avenue                               and Secretary             Securities Inc.; President, Treasurer
New York, New York 10017                                                   and Chief Financial Officer.
Birthdate: 05/06/57


Richard C. Pell                                  Vice President            First Vice President & Chief Investment
Bank Julius Baer & Co., Ltd.                                               Officer of Bank Julius Baer & Co., Ltd.,
330 Madison Avenue                                                         New York Branch, 1995 - present; Vice
New York, New York 10017                                                   President & Head Global Fixed-income,
Birthdate: 09/21/54                                                        Bankers Trust Co., New  York, prior to
                                                                           1995.

Karen Arrese                                     Vice President            Vice President - Co-Manager for the
Bank Julius Baer & Co., Ltd.                                               Julius Baer Global Income Fund and
330 Madison Avenue                                                         Global Fixed-income Specialist for Bank
New York, New York 10017                                                   Julius Baer, 1998 - present; Proprietary
Birthdate: 10/10/70                                                        Interest Rate and Currency Trader for
                                                                           Chase Manhattan Bank; Global Portfolio
                                                                           Manager at Standish, Ayer & Wood in
                                                                           Boston and Bankers Trust Company in New
                                                                           York, prior  to 1998

Rudolph-Riad Younes                              Vice President            Vice President of Bank Julius Baer &
Bank Julius Baer & Co., Ltd.                                               Co., Ltd., New York Branch, 1993 -
330 Madison Avenue                                                         present.
New York, New York 10017
Birthdate: 09/25/61

Hector Santiago                                  Vice President            Vice President of Bank Julius Baer &
Bank Julius Baer & Co., Ltd.                                               Co., Ltd., New York Branch and Julius
330 Madison Avenue                                                         Baer Securities, 1998 - present; Vice
New York, New York 10017                                                   President, The European Warrant Fund,
Birthdate: 01/14/69                                                        Inc., June 1998 - present; Assistant
                                                                           Vice President- Accounting, Operations &
                                                                           Trading  Manager, 1996 - 1998, Assistant
                                                                           Vice President- Trading
                                                                           Manager/Treasurer, 1992-1996

Joachim Straehle                                 Vice President            Deputy Branch Manager-Senior Vice
Bank Julius Baer & Co., Ltd.                                               President and Member of Management
330 Madison Avenue                                                         Committee of Bank Julius Baer & Co.,
New York, New York 10017                                                   Ltd, New York Branch, 1991 - present;
Birthdate: 11/20/58                                                        Vice President, The European Warrant
                                                                           Fund, Inc., June 1998 - present; Head of
                                                                           Credit Department of Bank Julius Baer &
                                                                           Co., Ltd., New York Branch, 1994 present;
                                                                           Vice President; Deputy Head of the Credit
                                                                           Department at Bank Julius Baer & Co., Ltd.,
                                                                           New York Branch, 1991 - 1994.

Pierre Beauport                                  Assistant Vice President  Assistant Vice President - Mutual Fund
Bank Julius Baer & Co., Ltd.                                               Administration for Julius Baer
330 Madison Avenue                                                         Investment Funds, 1998 - present;
New York, New York 10017                                                   Assistant Treasurer, The European
Birthdate: 08/2/69                                                         Warrant Fund, Inc., June 1998 - present;
                                                                           Senior Analyst - Mutual Fund
                                                                           Administration at AMT Capital Services,
                                                                           Inc. and Investment Accountant at Furman
                                                                           Selz LLC, prior to 1998.

Paul J. Jasinski                                 Assistant Treasurer       Managing Director, Investors Bank &
Investors Bank & Trust Company                                             Trust Company, 1990 - present.
200 Clarendon Street
Boston, MA 02116
Birthdate: 02/14/47

Boston, MA 02116
Jack Clark                                       Assistant Treasurer       Director, Investors Bank & Trust
Investors Bank & Trust Company                                             Company, 1998 - present; (1996 -
200 Clarendon Street                                                       1998  Custody Department); Price
Boston, MA 02116                                                           Waterhouse LLP, 1990 - 1996.
Birthdate: 03/24/67

Andrew S. Josef                                  Assistant Secretary       Director, Investors Bank & Trust Company
Investors Bank & Trust Company                                             May 1997 - present; Senior Associate,
200 Clarendon Street                                                       Sullivan & Worcester LLP, November 1995
Boston, MA 02116                                                           - May 1997; Associate, Goodwin, Proctor
Birthdate: 02/25/64                                                        & Hoar, January 1993 - November 1995.

Susan C. Mosher                                  Assistant Secretary       Director, Investors Bank & Trust
Investors Bank & Trust Company                                             Company, 1995 - present; Associate
200 Clarendon Street                                                       Counsel, 440 Financial Group of
Boston, MA 02116                                                           Worcester, Inc. 1993 - 1995.
Birthdate: 01/29/55

* Trustee who has a discretionary account with Julius Baer Securities (less than $100,000).
**  Trustee who is an "interested person" of the Trust.

         Messrs. Matthews, Vlak and Wolfram are members of the Audit Committee of the Board of Trustees. The Audit Committee advises the Board with respect to accounting, auditing and financial matters affecting the Funds. Messrs. Matthews, Vlak and Wolfram are members of the Nominating Committee of the Board of Trustees. The Nominating Committee selects and nominates candidates for election to the Board as "non-interested" Trustees.

         No director, officer or employee of the Adviser, the Servicing Agent, the Distributor, the Administrator, or any parent or subsidiary thereof receives any compensation from the Funds for serving as an officer or Trustee. The Trust intends to pay each of its Trustees who is not a director, officer or employee of the Adviser, the Servicing Agent, the Distributor or the Administrator or any affiliate thereof an annual fee of $5,000 plus $250 for each Board of Trustees meeting attended and reimburse them for travel and out-of-pocket expenses. For the fiscal year ended October 31, 1998, such fees and expenses totaled approximately $25,000 for the Trust.

         The following table shows the compensation paid to each Trustee of the Trust who was not an affiliated person of the Trust for the fiscal year ended October 31, 1998.


               Name and Position                  Compensation from Trust
               -----------------                  -----------------------

Harvey B. Kaplan,                                         $6,250
Trustee


Robert S. Matthews,                                       $6,500
Trustee

Gerard J.M. Vlak,                                         $6,000
Trustee


Peter Wolfram,                                            $6,250
Trustee

Investment Advisory and Other Services

         Bank Julius Baer & Co., Ltd., New York Branch, serves as the investment adviser to the Income Fund and the Equity Fund. [Ownership and business history of BJB-NY]. Prior to July 1, 1998, Julius Baer Investment Management, Inc. served as the investment adviser to the Income Fund.

         Investors Bank & Trust Company ("Investors Bank" or the
"Administrator"), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as administrator to each Fund. The Adviser and the Administrator each serve pursuant to separate written agreements (the "Advisory Agreement" and the "Administration Agreement," respectively).

         The services provided by, and the fees payable to, the Adviser under the Advisory Agreement and the Administrator under the Administration Agreement are described in the Prospectus. For the last three fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Funds have paid the following amounts as investment advisory fees pursuant to each Advisory
Agreement:

Global Income Fund                  Gross                    Waiver                        Net

Year Ended 10/31/96                 $101,220                $                              $101,220
Year Ended 10/31/97                   91,644                      --                         91,644
Year Ended 10/31/98                   78,432                    7,780                        70,652

International Equity Fund

Year Ended 10/31/96                 $117,362                $  58,681                      $ 58,681
Year Ended 10/31/97                  346,856                  173,428                       173,438
Year Ended 10/31/98                  576,830                  140,412                       436,418


         For the last three fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Funds have paid the following amounts as administrative services fees pursuant to each Administration Agreement and otherwise:

Global Income Fund

Year Ended 10/31/96                 $  91,541
Year Ended 10/31/97                    57,505
Year Ended 10/31/98                    35,537

International Equity Fund

Year Ended 10/31/96                 $  93,311
Year Ended 10/31/97                   206,947
Year Ended 10/31/98                   234,668


Brokerage Allocation and Other Practices

         The Funds' Adviser is responsible for establishing, reviewing and, where necessary, modifying a Fund's investment program to achieve its investment objective. Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

         The Funds' Adviser will select specific portfolio investments and effect transactions for its Fund. An Adviser seeks to obtain the best net price and the most favorable execution of orders. In evaluating prices and executions, an Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, an Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or other accounts over which an Adviser exercises investment discretion. Research and other services received may be useful to an Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to a Fund. The fee to the Adviser under its advisory agreement with the Funds is not reduced by reason of its receiving any brokerage and research services.

         Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which a Fund's Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Funds' Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

         Any portfolio transaction for a Fund may be executed through Unified Management Corporation ("UMC"), the Funds' distributor (the "Distributor"), or Julius Baer Securities Inc., or any of their affiliates if, in its Adviser's judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges a Fund a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions. For the last three fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Equity Fund paid $2,445, $3,534 and $31,750, respectively, in brokerage commissions to BJB-Frankfurt and BJB-Zurich, affiliates of the Adviser or 3.7%, 1.8% and 10.1% of the total brokerage commissions paid. BJB-Frankfurt and BJB-Zurich executed 7.3%, 3.5% and 12.6% of the aggregate dollar amount of transactions involving commissions during the last three fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, respectively. For the last three fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Equity Fund paid total brokerage commissions of $66,653, $200,701 and $313,361, respectively. For each of the last three fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Income Fund paid $0 in brokerage commissions.

         In no instance will portfolio securities be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal.

         A Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when its Adviser, in its sole discretion, believes such practice to be otherwise in such Fund's interest.

Portfolio Turnover

         Neither Fund intends to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Fund deems it desirable to sell or purchase securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

         Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. For each of the two fiscal years ended October 31, 1997 and October 31, 1998, the Income Fund's portfolio turnover rate was 162% and 269%, respectively. For each of the two fiscal years ended October 31, 1997 and October 31, 1998, the Equity Fund's portfolio turnover rate was 94% and 134%, respectively.

Distributor

         UMC, is a wholly-owned subsidiary of Unified Financial Services, Inc. The principal executive offices of UMC are located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806. The Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD.

         The Trust intends to enter into distribution agreements or shareholder servicing agreements ("Agreements") with certain financial institutions ("Servicing Organizations") to perform certain distribution, shareholder servicing, administrative and accounting services for their customers ("Customers") who are beneficial owners of shares of the Funds.

         A Service Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Service Organization and the Customer, with respect to the cash management or other services provided by the Service Organization: (1) account fees (a fixed amount per month or per year);
(2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Service Organization should read the Prospectus and SAI in conjunction with the service agreement and other literature describing the services and related fees that will be provided by the Service Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of Fund portfolio investments for the instruments of Service Organizations.

         There are currently unresolved issues with respect to existing laws and regulations relating to the permissible activities of banks and trust companies, including the extent to which certain Service Organizations may perform shareholder and administrative services. A judicial or administrative decision or interpretation with respect to those laws and regulations, as well as future changes in such laws and regulations, could prevent certain Service Organizations from performing these services or from receiving payments for performing these services. In addition, state securities law on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a Service Organization were prohibited from performing these services, it is expected that all arrangements between the Trust and the Service Organization would be terminated and that Customers of the Service Organization who seek to invest in the Trust would have to purchase and redeem shares directly through the Distributor or the Transfer Agent.

Distribution and Shareholder Servicing

         The Agreements will be governed by a Distribution Plan or a Shareholder Services Plan (the "Plans"). The Plans require that the Board of Trustees receive, at least quarterly, written reports of amounts expended under the Plans and the purpose for which such expenditures were made. A Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. Any material amendment of the Plans would require the approval of the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding voting shares of the Trust that have invested pursuant to the Plan. For the fiscal year ended October 31, 1998, the Income Fund paid $30,145 in distribution fees. For the fiscal year ended October 31, 1998, the Equity Fund paid $144,207 in distribution fees. All such distribution fees were used to compensate sales personnel.

Custodian and Transfer Agent

         Investors Bank is custodian of each Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). For its services under the Custodian Agreement and for administrative, fund accounting and other services, the Funds pay Investors Bank an annual fee equal to 0.12% of the Funds' average daily net assets. Under the Custodian Agreement, Investors Bank (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund, (c) makes receipts and disbursements of money on behalf of each Fund, (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities and (e) makes periodic reports to the Board of Trustees concerning each Fund's operations. Investors Bank is authorized to select one or more foreign or domestic banks or trust companies to serve as sub-custodian on behalf of a Fund, subject to the approval of the Board of Trustees. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

         Rules adopted under the 1940 Act permit the Funds to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The Funds' portfolios of non-U.S. securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed Investors Bank to be its foreign custody manager. The determination to place assets in with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian I its national market.

         Unified Fund Services, Inc. has agreed to serve as the Trust's transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement, under which the Transfer Agent (a) issues and redeems shares of the Trust, (b) addresses and mails all communications by the Trust to record owners of Trust shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Board of Trustees concerning the Funds' operations.

                                 CAPITAL STOCK

         Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share. When matters are submitted for shareholder vote, each shareholder will have one vote for each share owned and proportionate, fractional votes for fractional shares held. There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

         Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. Shares are transferable but have no preemptive, conversion or subscription rights.

         Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

Control Persons

         As of December 4, 1998, Bank Julius Baer - New York was record owner of 52.5% and Bank Julis Baer - Zurich was record owner of 36.5% of the Equity Fund and Bank Julius Baer - New York was record owner of 80.9% of the Income Fund on behalf of their clients and as such, could be deemed to control the Equity Fund and the Income Fund within the meaning of the 1940 Act. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company.

Principal Holders

         As of December 4, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the Trust's total shares outstanding.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Information on how to purchase and redeem shares and how such shares are priced is included in the Prospectus.

Portfolio Valuation

         The Prospectus discusses the time at which the net asset value of the Funds is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Funds in valuing their assets.

         Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of certain of its portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Board of Trustees. In carrying out the Board's valuation policies Investors Bank & Trust Company ("Investors Bank"), as each Fund's accounting agent, may consult with an independent pricing service retained by the Fund.

         Securities listed on a U.S. securities exchange (including securities traded through the National Market System) or on a foreign securities exchange will be valued on the basis of the closing value on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. U.S. over-the-counter securities and securities listed or traded on certain foreign stock exchanges whose operations are similar to the U.S. over-the-counter market will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined by or under the direction of the Board of Trustees. Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. The valuation of fixed-income securities held by a Fund (other than U.S. government securities and short-term investments) is made by the Administrator after consultation with an independent pricing service (the "Pricing Service") approved by the Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there is no readily obtainable market quotation are carried at fair value as determined by the Pricing Service. For the most part, such investments are liquid and may be readily sold. Notwithstanding the above, the Pricing Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the Pricing Service are reviewed periodically by the officers of a Fund under the general supervision and responsibility of the Board of Trustees, which may replace any such Pricing Service at any time. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Fund will be valued at their fair value as determined in good faith by the Board of Trustees.

Limitations on Redemptions

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Funds may make payment wholly or partly in securities or other property. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

              ADDITIONAL INFORMATION CONCERNING EXCHANGE PRIVILEGE

         Shares of one Fund may be exchanged for Shares of the other Fund to the extent such Shares are offered for sale in the shareholder's state of residence. Shareholders may exchange their Shares on the basis of relative net asset value at the time of exchange. No exchange fee is charged for this privilege, provided that the registration remains identical.

         The exchange privilege enables shareholders to acquire shares in a Fund with different investment objectives when they believe that a shift between Funds is an appropriate investment decision. This privilege is available to all shareholders resident in any state in which Fund shares being acquired may be legally sold. Prior to any exchange, the shareholder should obtain and review a copy of the current Prospectus of the Funds.

         Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value; the proceeds are immediately invested, at the price as determined above, in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders.

                    ADDITIONAL INFORMATION CONCERNING TAXES

         Each Fund has qualified, and intends to qualify each year, as a "regulated investment company" under the Code. Provided that a Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of the sum of its investment company taxable income and net realized short-term capital gains, the Fund will not be subject to federal income tax to the extent its entire investment company taxable income and its entire net realized long-term and short-term capital gains are distributed to its shareholders.

         Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) 100% of its ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

         A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes, respectively. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         Net realized long-term capital gains will be distributed as described in the Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to a shareholder as long-term capital gains, regardless of how long a shareholder has held shares. If, however, a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share that is less than or equal to the amount of the capital gain dividend will be treated as a long-term capital loss.

         If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

         The foregoing is only a summary of certain tax considerations generally affecting the Funds and shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.


                        CALCULATION OF PERFORMANCE DATA

         From time to time, the Trust may quote a Fund's performance in advertisements or in reports and other communications to shareholders.

Yield

         From time to time, the Income Fund may advertise its yield over various periods of time. The yield of the Fund refers to net investment income generated by the Fund over a specified thirty-day period, which is then annualized. That is, the amount of net investment income generated by the Fund during that thirty-day period is assumed to be generated monthly over a 12-month period and is shown as a percentage of the investment.

         The Income Fund's yield figure is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                     Yield = 2[(a-b + 1)6-1]
                                  cd

                     Where:

                     a = dividends and interest earned during the period.

                     b = expenses accrued for the period (net of reimbursements).

                     c = the average daily number of
                         shares outstanding during the
                         period that were entitled to
                         receive dividends.

                     d = the maximum offering price per share on the last day of the period.

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Income Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations. The 30 day yield for Shares of the Income Fund for the period ended October 31, 1998 was 2.51%.

         Investors should recognize that in periods of declining interest rates, the Income Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Income Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

         From time to time, the Funds may advertise their average annual total return. Average annual total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's Shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in Shares of the Fund. Average annual total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-to-date or quarterly basis). When considering average annual total return figures for periods longer than one year, it is important to note that a Fund's average annual total return for one year in the period might have been greater or less than the average for the entire period. When considering average annual total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Funds for the specific period (again reflecting changes in each Fund's Share prices and assuming reinvestment of dividends and distributions). Aggregate and average annual total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

         Investors should note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. Current yield and total return figures may be obtained by calling the Transfer Agent at 1-800-435-4659.

         In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or (2) appropriate indices of investment securities. The Funds may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Changing Times, Financial Times, Forbes, Fortune, Institutional Investor, The International Herald Tribune, Money, Inc., Morningstar, Inc., The New York Times, The Wall Street Journal and USA Today.

         "Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                         P(1+T)n = ERV

          Where:            P = a hypothetical initial payment of $1,000.

                            T = average annual total return.

                            n = number of years.

                      ERV     = Ending Redeemable Value of a
                                hypothetical $1,000 investment made
                                at the beginning of a 1-, 5- or
                                10-year periods at the end of the
                                1-, 5- or 10-year period (or
                                fractional portion thereof),
                                assuming reinvestment of all
                                dividends and distributions.

         The Income Fund's average annual total return for the one and five year periods ended October 31, 1998 and for the period beginning July 1, 1992 (inception of the Fund) through October 31, 1998, was 9.43%, 6.08% and 6.87%, respectively.

         The Equity Fund's average annual total return for the one and five year periods ended October 31, 1998 and for the period beginning October 4, 1993 (inception of the Fund) through October 31, 1998 was 16.10%, 3.61% and 5.36%, respectively.

         Each Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of a Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

Aggregate Total Return

         "Aggregate total return" figures represent the cumulative change in the value of an investment for the specified period and are computed by the following formula:

                        ERV-P
                          P

          Where:               P = a hypothetical initial payment of $10,000.

                               ERV = Ending Redeemable Value of a
                               hypothetical $10,000 investment
                               made at the beginning of a 1-, 5-
                               or 10-year period at the end of the
                               1-, 5- or 10-year period (or
                               fractional portion thereof),
                               assuming reinvestment of all
                               dividends and distributions.

         The Income Fund's aggregate total return for the one and five year periods ended October 31, 1998 and for the period beginning July 1, 1992 (inception of the Fund) through October 31, 1998 was 9.43%, 34.33% and 52.39%, respectively. The Equity Fund's aggregate total return for the one and five year periods ended October 31, 1998 and for the period beginning October 4, 1993 (inception of the Fund) through October 31, 1998 was 16.10%, 19.40% and 30.37%, respectively.

                              INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP, independent auditors, 99 High Street, Boston, Massachusetts 02110, serve as auditors of the Trust and performed an annual audit of the Funds' financial statements.

                                    COUNSEL

         Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Adviser.

                              FINANCIAL STATEMENTS

         The Financial Statements contained in the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1998 are incorporated by reference into this SAI. Copies of the Trust's 1998 Annual Report may be obtained by calling the Trust at the telephone number on the first page of the SAI.

                       APPENDIX -- DESCRIPTION OF RATINGS

Commercial Paper Ratings

     Standard and Poor's Ratings Group Commercial Paper Ratings

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     Moody's Investors Service's Commercial Paper Ratings

     Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

     The following summarizes the ratings used by S&P for corporate bonds:

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong and differs from AAA issues only in small degree.

         A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC and C -- Bonds rated "BB", "B" , "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions

         CI - Bonds rated "CI" are income bonds on which no interest is being paid.

     To provide more detailed indications of credit quality, the ratings set forth above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate bonds:

         Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds that are rated "Baa" are considered to be medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

         Ba -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca -- Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C -- Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                                     PART C

                               OTHER INFORMATION





Item 23.  Exhibits

      (a) Registrant's Master Trust Agreement dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (a1) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (a2)        Amendment No. 2 to Master Trust Agreement dated September
                  16, 1993, is incorporated by reference to Post-Effective
                  Amendment No. 6 as filed with the SEC via EDGAR on December
                  29, 1995.

      (a3)        Amendment No. 3 to Master Trust Agreement dated January 26,
                  1995, is incorporated by reference to Post-Effective
                  Amendment No. 6 as filed with the SEC via EDGAR on December
                  29, 1995.

      (a4)        Amendment No. 4. to Master Trust Agreement dated July 1, 1998

      (b) Registrant's By-Laws dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (b1)        Amended and Restated By-Laws dated March 11, 1998.

      (c)         Not applicable.

      (d)         Investment Advisory Agreement between the Registrant and
                  Bank Julius Baer & Co., Ltd., New York Branch on behalf of
                  BJB International Equity Fund dated October 4, 1993, is incorporated by reference to Post-Effective Amendment
                  No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (d1)        Advisory Agreement between the Registrant and Bank
                  Julius Baer & Co., Ltd., New York Branch on behalf of the
                  Julius Baer Global Income Fund dated July 1, 1998.

      (e)         Distribution Agreement between the Registrant and Unified
                  Management Corporation on behalf of the Julius Baer Global
                  Income Fund and the Julius Baer International Equity Fund dated December 9, 1998.

      (f)         Not applicable.

      (g)         Custodian Agreement between the Registrant and Investors Bank
                  & Trust Company dated January 30, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (h)         Transfer Agent Agreement between the Registrant and Unified
                  Advisers, Inc. dated March 28, 1994, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

      (h1)        Administration Agreement between the Registrant and
                  Investors Bank & Trust Company dated January 30, 1995, is incorporated by reference to Post-Effective Amendment
                  No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (h2) New Account Application with Unified Advisers, Inc., is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

      (h3) Automatic Investment Plan Application, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

      (h4)        Form of Dealer Agreement.

      (i)         Not applicable.

      (j)         To be filed by Amendment

      (k)         Not applicable.

      (l)         Purchase Agreement between the Registrant and Funds
                  Distributor, Inc. on behalf of BJB Global Income Fund dated
                  June 18, 1992, is incorporated by reference to Post-Effective
                  Amendment No. 10 as filed with the SEC via EDGAR on July 10,
                  1998.

      (m)         Distribution Plan on behalf of BJB Global Income Fund and BJB
                  International Equity Fund, dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

      (m1) Shareholder Services Plan on behalf of BJB Global Income Fund and BJB International Equity Fund, dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

      (n)         Financial Data Schedules.

      (o)         Multiclass Plan Pursuant to Rule 18f-3 under the Investment
                  Company Act of 1940  for BJB Investment Funds dated
                  December 14, 1995, is incorporated by reference to Post-
                  Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

Item  24.         Persons Controlled by or Under Common  Control  with
                  Registrant

                  None







Item 25.       Indemnification


The response to this item is incorporated by reference to the Registration Statement.


Item 26.     Business and Other Connections of Investment Adviser and
             Servicing Agent



         Bank Julius Baer & Co., Ltd., New York Branch ("BJB-NY") serves as the investment adviser to Julius Baer International Equity Fund and Julius Baer Global Income Fund. BJB-NY also provides Julius Baer International Equity Fund with certain administrative and shareholder services that are not provided by the Administrator and also acts as servicing agent to Julius Baer Global Income Fund. BJB-NY is a Swiss bank that has over 50 years experience in international portfolio management. A list of officers and directors of BJB-NY as of December 4, 1998 is set forth below. The address of the following individuals is 330 Madison Avenue, New York, New York.



         Officers of BJB-NY are Bernard Spilko (General Manager and Senior
Vice President), Joachim Straehle (Deputy Branch Manager and Senior Vice President), Francoise M. Birnholz (Senior Vice President), Richard C. Pell (First Vice President), Ashley Richards (First Vice President), Maria Lipton (First Vice President), Gary Goldschmidt (First Vice President), Cono Gallo (First Vice President), John H.S. Boys (First Vice President), Vasili Tsamis (First Vice President), Oskar Weiss (First Vice President), Edward Clapp (First Vice President), Josef A. Huber (First Vice President), Walter J. Simon (First Vice President), Larry Millman (First Vice President), Manuel Reyes (First Vice President), Hanson Liang (First Vice President), David Taylor (First Vice President), Brian Ach (Vice President), Jeanette Attina (Vice President), David Broder (Vice President), Sin Chiu (Vice President), Keith D. Christopher (Vice President), Paula Ciriliano (Vice President), Michael DiLed (Vice President), Denise Downey (Vice President), Peter Embiricos (Vice President), Marian Hayden (Vice President), Rene Meyer (Vice President), Rudoph-Raid Younes (Vice President), Michael K. Quain (Vice President), Nuri Benturk (Vice President), Brenda Pimental (Vice President), Alphonse Pugliese (Vice President), Terence Reynolds (Vice President), Sadakichi Robbins (Vice President), Michael Rosen (Vice President), Tanya Rozina (Vice President), Susan Scarborough (Vice President), Dominique Spillman (Vice President), Benjamin Strauss (Vice President), Elaine Taranto (Vice President), Balz Eggimann (Management Committee), E. Gary Lespinasse (Management Committee), Mark Linnan (Management Committee), Urs G. Schwytter (Management Committee), Philip T. Ciriello (Management Committee).



Item 27. Principal Underwriter.



        (a) Unified Management Corporation (the "Distributor") acts as principal underwriter for the following investment companies.



Labrador Mutual Fund
Milestone Funds
Saratoga Advantage Trust
Securities Management & Timing Funds
Sparrow Growth Fund
Star Select Funds
Unified Funds


        Unified Management Corporation ("UMC") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. UMC is located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806 is an indirect wholly-owned subsidiary of Unified Financial Services, Inc.



        (b) The following is a list of the executive officers, directors and partners Unified Management Corporation.


Chairman                               Timothy L. Ashburn
Director, President and                Lynn E. Wood
  Chief Executive Officer
Director, Executive Vice President     Thomas G. Napurano
  and Chief Financial Officer
Senior Vice President and              Stephen D. Highsmith, Jr.
  Chief Operating Officer
Vice President                         Allen W. Pence


(c) Not applicable


Item  28.    Location  of  Accounts  and  Records

                         (1)  Julius Baer Investment Funds
                                c/o Bank Julius Baer & Co. Ltd, New York Branch 330 Madison Avenue
                                New York, New York  10017

                         (2)  Investors Bank & Trust Company
                                200 Clarendon Street
                                Boston, Massachusetts 02116
                                (records relating to its functions as
                                administrator and custodian)

                         (3)  Unified Management Corporation
                                431 North Pennsylvania Street
                                Indianapolis, Indiana 46204-1806
                                (records relating to its functions as
                                distributor)


                         (4)  Unified Fund Services, Inc.
                                431 North Pennsylvania Street
                                Indianapolis, Indiana 46204-1897
                                (records relating to its functions as transfer
                                 agent)

                         (5) Bank Julius Baer & Co., Ltd., New York Branch 330 Madison Avenue
                                New York, New York 10017
                                (records relating to its functions as investment adviser, and servicing agent)


Item  29.    Management  Services

                              Not applicable.


Item  30.    Undertakings


                              Not applicable.

                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of December, 1998.


                                JULIUS BAER INVESTMENT FUNDS
                                (Registrant)


                                  By:    /s/ Michael K. Quain
                                      --------------------------
                                        Michael K. Quain
                                        President


        Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                Title                          Date
---------                -----                          ----
/s/ Michael K. Quain     President, Treasurer, Chief    December 29, 1998
----------------------   Financial Officer and
Michael K. Quain         Secretary

/s/ Harvey B. Kaplan*                                   December 29, 1998
---------------------    Trustee
Harvey B. Kaplan

/s/ Robert S. Matthews*                                 December 29, 1998
----------------------   Trustee
Robert S. Matthews

/s/ Gerard J.M. Vlak*                                   December 29, 1998
---------------------    Trustee
Gerard J.M. Vlak

/s/ Martin Vogel*                                       December 29, 1998
---------------------    Trustee
Martin Vogel

/s/ Peter Wolfram*                                      December 29, 1998
---------------------    Trustee
Peter Wolfram



*By /s/ Paul J. Jasinski
    ------------------------
    (As Attorney-in-Fact pursuant
    to Powers of Attorney
    filed herewith)

                                EXHIBIT INDEX
                                -------------



(EX-99.A4)  Amendment No. 4 to the Master Trust Agreement

(EX-99.B1)  Amended and Restated By-Laws

(EX-99.D1)  Advisory Agreement

(EX-99.E)   Distribution Agreement

(EX-99.N1)  Financial Data Schedule

(EX-99.N2)  Financial Data Schedule